CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Class A Preferred Stock	Common Stock	Common Stock To Be Issued	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Shares at Aug. 31, 2018		12,257,640
Beginning Balance, Value at Aug. 31, 2018		$ 1,226		$ 601,825	$ (738,004)	$ (134,953)
Common stock issued for services rendered, Shares			1,533,333
Common stock issued for services rendered, Value			$ 153	350,812		350,965
Proceeds from common stock subscriptions, Shares		266,667
Proceeds from common stock subscriptions, Value		$ 27		99,973		100,000
Proceeds from common stock subscriptions- to be issued, Shares			360,000
Proceeds from common stock subscriptions- to be issued, Value			$ 36	134,964		135,000
Net Loss					(389,597)	(389,597)
Ending Balance, Shares at Aug. 31, 2019		12,524,307	1,893,333
Ending Balance, Value at Aug. 31, 2019		$ 1,253	$ 189	1,187,574	(1,127,601)	61,415
Common stock issued for services rendered, Shares		1,893,333	(1,893,333)
Common stock issued for services rendered, Value		$ 189	$ (189)
Shares Issued for Services, Shares		23,333
Shares Issued for Services, value		$ 2		20,881		20,883
Stock based compensation, Share
Stock based compensation, Value				95,670		95,670
Proceeds from common stock subscriptions, Shares		203,333
Proceeds from common stock subscriptions, Value		$ 20		74,980		75,000
Proceeds from common stock subscriptions- to be issued, Shares			260,000
Proceeds from common stock subscriptions- to be issued, Value			$ 26	64,974		65,000
Discount on convertible notes				20,000		20,000
Effects of Reverse stock-split, shares		188,822
Effects of Reverse stock-split, Value		$ 19		(19)
Net Loss					(385,437)	(385,437)
Ending Balance, Shares at Nov. 30, 2019		14,833,128	260,000
Ending Balance, Value at Nov. 30, 2019		$ 1,483	$ 26	1,464,060	(1,513,038)	(47,469)
Beginning Balance, Shares at Aug. 31, 2019		12,524,307	1,893,333
Beginning Balance, Value at Aug. 31, 2019		$ 1,253	$ 189	1,187,574	(1,127,601)	61,415
Stock based compensation, Share		9,188,888	(1,226,579)
Stock based compensation, Value		$ 919	$ (122)	2,347,336		2,348,133
Proceeds from common stock subscriptions, Shares		5,180,402	510,204
Proceeds from common stock subscriptions, Value		$ 517	$ 51	714,044		714,612
Common stock to be issued for investment, Shares
Common stock to be issued for investment, Value
Common stock issued in settlement of convertible notes payable and accrued interest, Shares			694,900
Common stock issued in settlement of convertible notes payable and accrued interest, Value			$ 69	242,566		242,635
Discount on convertible notes				126,467		126,467
Preferred stock issued, Shares	6,000,000
Preferred stock issued, Value	$ 600			200		800
Effects of Reverse stock-split, shares		188,822
Effects of Reverse stock-split, Value		$ 19		(19)
Net Loss					(4,929,348)	(4,929,348)
Ending Balance, Shares at Aug. 31, 2020	6,000,000	27,082,419	1,871,858
Ending Balance, Value at Aug. 31, 2020	$ 600	$ 2,708	$ 187	4,618,168	(6,056,949)	(1,435,286)
Stock based compensation, Share		3,400,000
Stock based compensation, Value		$ 3,400		179,600		183,000
Proceeds from common stock subscriptions, Shares		510,204	89,796
Proceeds from common stock subscriptions, Value		$ 510	$ 90	(600)
Common stock to be issued for investment, Shares		7,222,222
Common stock to be issued for investment, Value		$ 7,222		642,778		650,000
Common stock issued in settlement of convertible notes payable and accrued interest, Shares		1,500,000
Common stock issued in settlement of convertible notes payable and accrued interest, Value		$ 1,500		28,500		30,000
Effects of Par value adjustment		24,372	1,683	(26,055)
Net Loss					(353,224)	(353,224)
Ending Balance, Shares at Nov. 30, 2020	6,000,000	39,714,845	1,961,654
Ending Balance, Value at Nov. 30, 2020	$ 600	$ 39,712	$ 1,960	$ 5,442,391	$ (6,410,173)	$ (925,510)